GROUP STRUCTURE (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Autotrol Renovable S.A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Autotrol Renovables S.A.
Country	Argentina
Main activity	Generation
Direct and indirect participation	100.00%	100.00%
Ecuador Pipeline Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Ecuador Pipeline Holdings Limited
Country	Gran Cayman
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
EISA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	EISA
Country	Uruguay
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
Enecor S.A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Enecor S.A.
Country	Argentina
Main activity	Electricity transportation
Direct and indirect participation	70.00%	70.00%
Fideicomiso CIESA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Fideicomiso CIESA
Country	Argentina
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
GASA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	GASA
Country	Argentina
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
HIDISA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	HIDISA
Country	Argentina
Main activity	Generation
Direct and indirect participation	61.00%	61.00%
HINISA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	HINISA
Country	Argentina
Main activity	Generation
Direct and indirect participation	52.04%	52.04%
OCP [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	OCP
Country	Gran Cayman
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
Pampa Ecuador Inc [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Pampa Ecuador Inc
Country	Nevis Island
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
PEB [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PEB
Country	Bolivia
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
PECSA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PECSA
Country	Chile
Main activity	Trader
Direct and indirect participation	100.00%	100.00%
PESOSA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PESOSA
Country	Argentina
Main activity	Trader
Direct and indirect participation	100.00%	100.00%
Petrolera San Carlos S.A. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Petrolera San Carlos S.A.
Country	Venezuela
Main activity	Oil
Direct and indirect participation	100.00%	100.00%
PB18 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PB18
Country	Ecuador
Main activity	Oil
Direct and indirect participation	100.00%	100.00%
PISA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PISA
Country	Uruguay
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
VAR [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	VAR
Country	Argentina
Main activity	Generation
Direct and indirect participation	100.00%	100.00%
Vientos Solutions Argentina S.A.U. [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Vientos Solutions Argentina S.A.U.
Country	Argentina
Main activity	Advisory services
Direct and indirect participation	100.00%	100.00%